Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenues	$ 3,007	$ 1,579
Recognized at a point in time
Disaggregation of Revenue [Line Items]
Total revenues	2,991	1,515
Recognized over time
Disaggregation of Revenue [Line Items]
Total revenues	16	64
United States
Disaggregation of Revenue [Line Items]
Total revenues	2,215	330
Germany
Disaggregation of Revenue [Line Items]
Total revenues	536	25
Other European countries
Disaggregation of Revenue [Line Items]
Total revenues	111	110
Asia
Disaggregation of Revenue [Line Items]
Total revenues	$ 145	$ 1,114